RETENTION RECEIVABLES, NET	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
RETENTION RECEIVABLES, NET

NOTE 4. RETENTION RECEIVABLES, NET

Retention receivables, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Retention receivables	3,879,245	4,149,411
Less: allowance for credit loss	(510,000)	(420,000)
	3,369,245	3,729,411

The Group recorded a reversal of provision for allowance for credit loss of retention receivables of HK$100,000 and HK$90,000 for the years ended September 30, 2024 and 2025, respectively.

Movement of provision for allowance for credit loss of retention receivables is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	307,040	510,000
Retrospective adjustment upon adoption of ASC 326	302,960	—
Reversal of provision for the year	(100,000)	(90,000)
Balance at end of the year	510,000	420,000